Taxes - Schedule of Movement of Deferred Tax Assets (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Deferred Tax Assets, Net [Abstract]
Beginning balance	$ 375,134	¥ 2,722,233	¥ 2,730,500
Movement	(113,440)	(823,197)	(8,267)
Ending balance	$ 261,694	¥ 1,899,036	¥ 2,722,233